OTHER ASSETS AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of Other Assets And Other Liabilities [Abstract]
Disclosure of other assets and other liabilities explanatory [text block]
12	OTHER ASSETS AND OTHER LIABILITIES

a)	This item consists of the following:

	2018	2017
	S/(000)	S/(000)
Other assets -
Financial instruments:
Receivables	1,948,849	1,676,583
Derivatives receivable (b)	766,317	701,826
Operations in process (c)	357,611	82,542
	3,072,777	2,460,951

Non-financial instruments:
Deferred income tax asset, Note 18(c)	463,717	480,057
Investment in associates (d)	582,132	708,873
Investment properties, net (e)	440,234	458,855
Deferred fees	455,249	431,598
Income tax prepayments, net	389,029	301,863
Seized assets, net	133,112	95,012
VAT (IGV) tax credit	37,771	50,138
Others	12,732	12,651
	2,513,976	2,539,047
Total	5,586,753	4,999,998

	2018	2017
	S/(000)	S/(000)
Other liabilities -
Financial instruments:
Accounts payable	1,540,057	1,875,153
Derivatives payable (b)	715,804	636,762
Salaries and other personnel expenses	717,820	644,234
Allowance for indirect loan losses, Note 7(d)	362,139	442,510
Operations in process (c)	358,498	274,354
	3,694,318	3,873,013
Non-financial instruments:
Taxes	677,229	480,781
Deferred income tax, Note 18(c)	108,603	150,280
Provision for sundry risks (f)	342,350	275,841
Others	227,636	234,197
	1,355,818	1,141,099
Total	5,050,136	5,014,112

b)
The risk in derivative contracts arises from the possibility of the counterparty failing to comply with the terms and conditions agreed and that the reference rates at which the transactions took place change.

The table below shows at December 31, 2018 and 2017 the fair value of derivative financial instruments, recorded as an asset or a liability, together with their notional amounts and maturities. The nominal amount, recorded gross, is the amount of a derivative’s underlying asset and is the basis upon which fair value of derivatives is measured.

		2018				2017				2018 and 2017
	Note	Assets	Liabilities	Notional amount	Maturity	Assets	Liabilities	Notional amount	Maturity	Related instruments
		S/(000)	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)

Derivatives held for trading (i) -
Foreign currency forwards		124,688	104,206	17,799,190	January 2019 / September 2020	62,353	56,869	10,846,203	January 2018 / June 2020	–
Interest rate swaps		141,731	148,119	29,905,592	January 2019 / December 2031	101,765	94,238	33,057,283	January 2018 / December 2031	–
Currency swaps		354,432	401,856	9,999,343	January 2019 / January 2033	332,376	349,779	8,528,764	January 2018 / December 2027	–
Foreign exchange options		1,281	728	306,321	January 2019 / November 2020	2,692	980	410,982	January 2018 / November 2018	–
		622,132	654,909	58,010,446		499,186	501,866	52,843,232
Derivatives held as hedges
Cash flow hedges (ii) -
Interest rate swaps (IRS)	14(b)(i)	4,364	123	1,180,550	January 2019 / August 2019	2,491	–	486,150	August 2019	Debt to banks
Interest rate swaps (IRS)	14(b)(ii)	3,445	67	843,250	February 2019 / November 2019	1,864	–	486,150	September 2018 / November 2019	Debt to banks
Interest rate swaps (IRS)	14(b)(iv)	209	233	505,950	May 2019 / October 2019	112	–	324,100	January 2018	Debt to banks
Interest rate swaps (IRS)	14(b)(v)	–	151	337,300	July 2019	–	–	–	–	Debt to banks
Interest rate swaps (IRS)	14(b)(vi)	312	–	337,300	May 2019	–	–	–	–	Debt to banks
Interest rate swaps (IRS)	14(b)(vii)	–	–	–		658	–	324,100	March 2018	Debt to banks
Interest rate swaps (IRS)	5(c)(i)	3,417	–	505,950	March 2019 / December 2019	4,626	–	486,150	March 2019 / December 2019	Repurchase agreements
Cross currency swaps (CCS)	16(a)(x)	–	35,658	1,011,900	October 2019	–	97,440	972,300	October 2019	Bonds issued
Cross currency swaps (CCS)	5(c)(iii)	35,229	–	236,110	August 2020	18,889	–	226,870	August 2020	Repurchase agreements
Cross currency swaps (CCS)	5(c)(iv)	–	11,939	151,785	August 2026	–	26,240	145,845	August 2026	Repurchase agreements
Cross currency swaps (CCS)	5(c)(v)	–	1,741	84,325	August 2026	–	9,053	81,025	August 2026	Repurchase agreements
Cross currency swaps (CCS)	6(b)(i) and 6(c)(i)	21,424	1,867	136,119	February 2021 / September 2024	24,263	1,386	228,756	January 2018 / September 2024	Investments (*)
Cross currency swaps (CCS)	6(b)(iii) and 6(c)(iii)	–	4,249	77,822	March 2019	–	151	55,097	March 2019	Investments (*)
Cross currency swaps (CCS)	14(b)(iii)	16,132	–	337,300	January 2020	73	79	324,100	January 2020	Debt to banks
Cross currency swaps and interest rate swaps (CCS and IRS)	5(c)(ii)	47,959	–	269,840	August 2020	32,719	–	259,280	August 2020	Repurchase agreements

Fair value hedges -
Interest rate swaps (IRS)	6(b) y 6(c)	11,694	4,867	923,912	July 2019 / July 2025	6,137	547	659,524	April 2018 / October 2023	Investments (*)
Interest rate swaps (IRS)	16(a)	–	–	–	–	110,808	–	7,915,886	September 2020 / April 2023	Bonds issued
		144,185	60,895	6,939,413		202,640	134,896	12,975,333
		766,317	715,804	64,949,859		701,826	636,762	65,818,565

(*)	Corresponds to investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2018 (classified as available-for-sale under IAS 39 as of December 31, 2017).

(i)
Held-for-trading derivatives are principally negotiated to satisfy customers’ needs. On the other hand, the Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedge accounting requirements (IAS 39 as of December 31, 2017). Fair value of derivatives held for trading classified by contractual maturity is as follows:

	At December 31, 2018						At December 31, 2017
	Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5		Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5
	months	to 1 year	years	years	years	Total	months	to 1 year	years	years	years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	72,540	47,081	5,067	–	–	124,688	41,995	19,238	1,120	–	–	62,353
Interest rate swaps	4,075	7,441	22,888	22,286	85,041	141,731	5,487	16,971	22,705	18,464	38,138	101,765
Currency swaps	6,316	24,183	142,696	130,594	50,643	354,432	12,190	7,803	142,370	58,391	111,622	332,376
Foreign exchange options	763	380	138	–	–	1,281	2,468	224	–	–	–	2,692
Total assets	83,694	79,085	170,789	152,880	135,684	622,132	62,140	44,236	166,195	76,855	149,760	499,186

	At December 31, 2018						At December 31, 2017
	Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5		Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5
	months	to 1 year	years	years	years	Total	months	to 1 year	years	years	years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	64,459	37,501	2,246	–	–	104,206	39,888	16,603	378	–	–	56,869
Interest rate swaps	11,265	16,586	19,458	19,459	81,351	148,119	6,841	14,196	24,537	17,018	31,646	94,238
Currency swaps	22,163	34,896	187,581	87,496	69,720	401,856	22,457	27,855	171,412	17,056	110,999	349,779
Foreign exchange options	282	310	136	–	–	728	547	433	–	–	–	980
Total liabilities	98,169	89,293	209,421	106,955	151,071	654,909	69,733	59,087	196,327	34,074	142,645	501,866

(ii)
The Group is exposed to variability in future cash flows on assets and liabilities in foreign currency and/or those that bear interest at variable rates. The Group uses derivative financial instruments as cash flow hedges to cover these risks.

A schedule indicating the periods when the current cash flow hedges are expected to occur and affect the consolidated statement of income, net of deferred income tax is presented below:

	At December 31, 2018					At December 31, 2017
	Up to 1	From 1 to 3	From 3 to 5	Over 5		Up to 1	From 1 to 3	From 3 to 5	Over 5
	year	years	years	years	Total	year	years	years	years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cash inflows (assets)	4,873,965	1,197,478	27,734	281,061	6,380,238	962,966	3,432,756	100,247	283,896	4,779,865
Cash outflows (liabilities)	(4,913,876)	(1,101,309)	(37,660)	(249,925)	(6,302,770)	(1,016,748)	(3,434,333)	(110,355)	(265,716)	(4,827,152)
Consolidated statement of income	(4,948)	1,145	(523)	(3,430)	(7,756)	(8,073)	(26,534)	1,749	(7,348)	(40,206)

At December 31, 2018, the accumulated balance of net unrealized loss from cash flow hedges, which is included as other comprehensive income in “Cash flow hedge reserves” results from the current hedges, which have an unrealized profit of approximately S/7.8 million and from the revoked hedges, which have an unrealized profit of approximately S/4.6 million (unrealized loss of approximately S/40.2 million from current hedges and unrealized profit for S/7.4 million from revoked hedges, at December 31, 2017), which is being recognized in the consolidated statement of income over the remaining term of the underlying financial instrument. Also, the transfer of the unrealized loss on cash flow hedges to the consolidated statement of income is presented in Note 17(c).

c)
Transactions in process include deposits received, loans disbursed, loans collected, funds transferred and other similar types of transactions, which are made in the final days of the month and not reclassified to their final accounts in the consolidated statement of financial position until the first days of the following month. The regularization of these transactions does not affect the Group’s net income.

d)	Credicorp’s principal associate is Pacífico EPS, whose balance amounts to S/537.2 million and S/510.9 million at December 31, 2018 and 2017, respectively.

e)	Investment properties -

The movement of investment properties is as follows:

	2018			2017
	Own assets
	Land	Buildings	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance at January 1	237,214	261,411	498,625	550,606
Additions (i)	28,433	21,086	49,519	9,217
Transfers (ii)	–	–	–	66,856
Sales (iii)	(10,934)	(5,231)	(16,165)	(89,897)
Disposals and others	(32,224)	(14,973)	(47,197)	(38,157)
Balance at December 31	222,489	262,293	484,782	498,625

Accumulated depreciation
Balance at January 1	–	39,770	39,770	45,679
Depreciation for the year	–	7,405	7,405	6,440
Sales	–	(3,154)	(3,154)	(6,277)
Disposals and others	–	(533)	(533)	(6,072)
Balance at December 31	–	43,488	43,488	39,770

Impairment losses (iv)	689	371	1,060	–

Net carrying amount	221,800	218,434	440,234	458,855

Land and buildings are mainly used for office rental, which are free of all encumbrances.

(i)
In 2018, the most important additions corresponded to the acquisition of two properties, one in Lurín for approximately S/21.9 million (S/14.0 million and S/7.9 million correspond to the land and the building, respectively) and another in Galería Chinchón for S/3.9 million (S/1.4 million and S/2.5 million correspond to the land and the building, respectively). Also, the 15th floor of Edificio Panorama was acquired for S/10.0 million and two plots of land in Trujillo for S/6.9 million and S/2.6 million.

(ii)
In order to consolidate the real estate projects, mainly of offices, during the year 2017, Pacífico Seguros liquidated the trust of the “Panorama” building located at Av. Juan de Arona N° 830 for a total amount of S/66.9 million.

(iii)
The balance of sales for the year 2018, mainly comprises of the disposal of a property located at Av. Santa Cruz, whose sale value was S/12.6 million. The net cost of the property amounted to S/5.0 million comprises S/2.4 million in land and S/2.6 million in building.

Likewise, land located at Av. Reducto and Av. Salaverry were sold for approximately S 10.1 million and S/2.9 million, whose disposal costs were S/6.5 million and S/2.0 million, respectively.

The balance of sales for the year 2017 mainly comprises the transfer by Pacífico Seguros of the building located at Av. Guardia Civil 337 – Urb. Corpac, San Borja, for a sale value of S/95.7 million and disposal cost of S/68.5 million (S/34.5 million in land and S/34.0 million in building).

(iv)
The Group’s Management has determined that the recoverable value of it investment properties is greater than their net carrying amount, with the exception of a property located in the city of Ica, for which an impairment of S/1.1 million was recorded during 2018.

As of December 31, 2018, the market value of the property amounts to approximately US $ 241.3 million, which was determined through a valuation made by an independent appraiser.

f)	The movement of the provision for sundry risks for the years ended December 31, 2018, 2017 and 2016 was as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Balance at the beginning of the year	275,841	296,339	196,261
Provision, Note 28	42,236	29,023	28,093
Increase (decrease), net	24,273	(49,521)	71,985
Balances at the end of the year	342,350	275,841	296,339

Because of the nature of its business, the Group has various pending lawsuits, due to which a provision is recorded when, in Management's and its in-house legal advisors opinion, they will result in an additional liability and such amount can be reliably estimated. Regarding lawsuits against the Group which have not been recorded as a provision, in Management’s and its in-house legal advisors opinion, they will not result in an additional liability other than those recorded previously and they will not have a material effect on the Group’s consolidated financial statements.